Annual Total Returns [BarChart] - BrandywineGLOBAL - Alternative Credit Fund - Class IS	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	17.88%
Annual Return 2012	18.36%
Annual Return 2013	7.20%
Annual Return 2014	10.10%
Annual Return 2015	(5.76%)
Annual Return 2016	5.90%
Annual Return 2017	9.36%
Annual Return 2018	0.18%
Annual Return 2019	6.60%
Annual Return 2020	1.34%